Borrowings - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Term of debt	1 year
Unutilized bank facilities	¥ 63	¥ 4
Bank borrowings
Borrowings
Borrowings, interest rate		3.90%
Bottom of range [member] | Bank borrowings
Borrowings
Borrowings, interest rate	2.70%
Top of range [member] | Bank borrowings
Borrowings
Borrowings, interest rate	4.70%
Genetron Health | Bottom of range [member] | People's Bank of China
Borrowings
Borrowings, interest rate	6.00%
Genetron Health | Top of range [member] | People's Bank of China
Borrowings
Borrowings, interest rate	8.00%